Parent company only condensed financial information (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Condensed Statements of Operations and Comprehensive Income/(Loss)
Net revenues	¥ 1,309,085		$ 187,197		¥ 1,158,819		¥ 1,084,662
Operating expenses
Marketing	(83,953)		(12,005)		(47,953)		(40,133)
General and administrative	(11,980)		(1,713)		(8,888)		(9,710)
Income from operations	2,774		397		38,736		26,025
Other income/(expense)
Other expense, net	17,327		2,478		13,371		7,496
Income before tax	25,323		3,621		51,538		31,650
Income tax expenses	(2,181)		(312)		(6,878)		(8,393)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(3,308)		(473)		1,020		1,374
Total comprehensive income attributable to the Company's ordinary shareholders	17,035		2,436		41,877		26,029
Parent company
Condensed Statements of Operations and Comprehensive Income/(Loss)
Net revenues	26		4		11
Operating expenses
Marketing	(6)		(1)		(5)		(4)
General and administrative	(1,546)		(221)		(155)		(204)
Income from operations	(1,526)		(218)		(149)		(208)
Other income/(expense)
Income/(loss) from subsidiaries and consolidated VIEs	21,983		3,143		41,991		24,967
Other expense, net	(826)		(118)		(483)		(591)
Income before tax	19,631		2,807		41,359		24,168
Income tax expenses	0	[1]	0	[1]	0	[1]	(1)
Net income	19,631		2,807		41,359		24,167
Other comprehensive income/(loss):
Foreign currency translation adjustments	(2,596)		(371)		518		1,862
Total comprehensive income attributable to the Company's ordinary shareholders	¥ 17,035		$ 2,436		¥ 41,877		¥ 26,029

[1]	Absolute value is less than RMB1 million or US$1 million..